INVESTMENTS - (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
INVESTMENTS
Short-term investments	¥ 3,513,885	$ 494,920	¥ 2,665,047
Long-term investments	2,473,128	$ 348,333
Wealth management products
INVESTMENTS
Short-term investments	2,783,212		¥ 2,665,047
Long-term investments	354,135
Fixed rate notes
INVESTMENTS
Short-term investments	729,348
Long-term investments	1,969,405
Listed equity securities
INVESTMENTS
Short-term investments	1,325
Unlisted equity securities
INVESTMENTS
Long-term investments	¥ 149,588